FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Total
Financial assets:
Available-for-sale securities	$ 44,719
Trade receivables	67,750
Fair value of derivative financial instruments	2,112
Total financial assets	114,581
Financial liabilities:
Fair value of derivative financial instruments	277
Level 1
Financial assets:
Available-for-sale securities	44,719
Total financial assets	44,719
Level 2
Financial assets:
Trade receivables	67,750
Fair value of derivative financial instruments	2,112
Total financial assets	69,862
Financial liabilities:
Fair value of derivative financial instruments	$ 277